UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund: BlackRock Utility and Infrastructure Trust (BUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Utility and

Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 2.9%
Ferrovial SA	338,310	$6,761,962
Vinci SA	40,850	3,243,853

		10,005,815
Electric Utilities — 30.7%
American Electric Power Co., Inc. (a)	96,220	6,459,249
Duke Energy Corp. (a)	133,268	10,929,309
Edison International (a)	108,740	8,656,791
El Paso Electric Co.	36,680	1,852,340
Enel SpA	2,947,617	13,869,953
Eversource Energy (a)	80,420	4,727,088
Exelon Corp. (a)	304,760	10,965,265
FirstEnergy Corp. (a)	202,980	6,458,824
Iberdrola SA	197,410	1,410,478
NextEra Energy, Inc. (a)	223,550	28,697,114
Pinnacle West Capital Corp. (a)	46,720	3,895,514
PPL Corp.	114,710	4,289,007
Xcel Energy, Inc. (a)	91,150	4,051,618

		106,262,550
Equity Real Estate Investment Trusts (REITs) — 2.0%
Crown Castle International Corp. (a)	73,590	6,950,576
Gas Utilities — 2.4%
Italgas SpA (b)	988,600	4,336,687
New Jersey Resources Corp. (a)	56,660	2,243,736
Spire, Inc.	27,240	1,838,700

		8,419,123
Independent Power and Renewable Electricity Producers — 5.7%
NextEra Energy Partners LP	345,740	11,454,366
NRG Yield, Inc., Class A (a)	172,360	2,997,340
NRG Yield, Inc., Class C (a)	172,360	3,050,772
Pattern Energy Group, Inc. (a)	102,880	2,070,974

		19,573,452
Multi-Utilities — 18.7%
CMS Energy Corp.	207,950	9,303,683
Dominion Resources, Inc. (c)	213,810	16,585,242
DTE Energy Co. (a)	46,620	4,760,368
National Grid PLC	183,790	2,331,793
NiSource, Inc. (a)	133,100	3,166,449
NorthWestern Corp.	45,522	2,672,141
Public Service Enterprise Group, Inc. (a)	239,616	10,626,970
Sempra Energy (a)	83,300	9,204,650
Veolia Environnement SA	101,190	1,897,509
WEC Energy Group, Inc.	70,180	4,255,013

		64,803,818
Oil, Gas & Consumable Fuels — 19.7%
Antero Midstream Partners LP (a)	75,740	2,511,538
Delek Logistics Partners LP (a)	28,230	940,059
Dominion Midstream Partners LP (a)	274,911	8,783,406
Enbridge, Inc. (a)	93,240	3,901,156
Energy Transfer Partners LP	133,886	4,889,517
Enterprise Products Partners LP (a)	171,814	4,743,785
EQT Midstream Partners LP (a)	27,730	2,132,437

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP (a)	111,299	$3,608,314
Magellan Midstream Partners LP (a)	15,210	1,169,801
MPLX LP (a)	104,789	3,780,787
ONEOK Partners LP (a)	70,915	3,828,701
Phillips 66 Partners LP	40,950	2,102,784
Plains All American Pipeline LP (a)	195,890	6,192,083
Shell Midstream Partners LP	237,251	7,646,600
Snam SpA	720,660	3,114,656
Sunoco Logistics Partners LP (a)	76,040	1,856,897
Targa Resources Corp. (a)	44,430	2,661,357
Valero Energy Partners LP	35,190	1,685,953
Western Gas Partners LP (a)	18,204	1,100,432
Williams Partners LP (a)	38,585	1,575,426

		68,225,689
Transportation Infrastructure — 15.1%
Abertis Infraestructuras SA	399,000	6,422,982
Aeroports de Paris	24,070	2,973,753
Atlantia SpA	523,924	13,515,251
China Merchants Holdings International Co. Ltd.	248,000	726,403
Flughafen Zuerich AG	14,110	3,006,246
Fraport AG Frankfurt Airport Services Worldwide	28,930	2,045,600
Groupe Eurotunnel SE	356,050	3,579,004
Japan Airport Terminal Co. Ltd.	63,100	2,201,343
Sydney Airport (d)	1,482,826	7,667,359
Transurban Group (d)	1,112,890	9,920,197

		52,058,138
Water Utilities — 1.6%
American Water Works Co., Inc. (a)	70,220	5,461,009
Total Long-Term Investments (Cost — $273,601,597) — 98.8%		341,760,170

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	7,900,782	7,900,782
Total Short-Term Securities (Cost — $7,900,782) — 2.3%		7,900,782
Total Investments Before Options Written (Cost — $281,502,379*) — 101.1%		349,660,952

Options Written
(Premiums Received — $2,369,457) — (1.0)%		(3,284,561)
Total Investments Net of Options Written — 100.1%		346,376,391
Liabilities in Excess of Other Assets — (0.1)%		(457,225)

Net Assets — 100.0%		$345,919,166

Portfolio Abbreviations
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CHF	Swiss Franc	HKD	Hong Kong Dollar	USD	US Dollar
EUR	Euro	JPY	Japanese Yen

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$268,432,791

Gross unrealized appreciation	$89,342,274
Gross unrealized depreciation	(8,114,113)

Net unrealized appreciation	$81,228,161

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,151,064	3,749,718	7,900,782	$7,900,782	$2,846		—	—
SL Liquidity Series, LLC, Money Market Series	456,105	(456,105)	—	—	4,088	[1]	$91	$(45)
Total				$7,900,782	$6,934		$91	$(45)

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Electric Power Co., Inc.	Call	4/04/17	USD	63.82	110	$(36,623)
MPLX LP	Call	4/06/17	USD	37.85	139	(98)
Enterprise Products Partners LP	Call	4/07/17	USD	28.00	105	(1,050)
Williams Partners LP	Call	4/10/17	USD	40.75	68	(4,535)
Enterprise Products Partners LP	Call	4/13/17	USD	28.00	105	(1,575)
Enterprise Products Partners LP	Call	4/13/17	USD	29.00	157	(785)
Dominion Midstream Partners LP	Call	4/20/17	USD	32.65	176	(8,434)
Exelon Corp.	Call	4/20/17	USD	35.80	120	(8,352)
Antero Midstream Partners LP	Call	4/21/17	USD	35.00	265	(5,300)
Crown Castle International Corp.	Call	4/21/17	USD	90.00	322	(157,780)
Crown Castle International Corp.	Call	4/21/17	USD	92.50	37	(10,452)
Dominion Resources, Inc.	Call	4/21/17	USD	80.00	186	(3,720)
DTE Energy Co.	Call	4/21/17	USD	100.00	64	(16,640)
Duke Energy Corp.	Call	4/21/17	USD	80.00	157	(40,035)
Duke Energy Corp.	Call	4/21/17	USD	82.50	74	(5,550)
Enbridge, Inc.	Call	4/21/17	USD	45.00	168	(1,676)
Enterprise Products Partners LP	Call	4/21/17	USD	28.00	105	(2,625)
Enterprise Products Partners LP	Call	4/21/17	USD	29.00	158	(1,580)
EQT Midstream Partners LP	Call	4/21/17	USD	80.00	50	(1,500)
EQT Midstream Partners LP	Call	4/21/17	USD	85.00	47	(705)
Eversource Energy	Call	4/21/17	USD	56.30	285	(83,326)
Exelon Corp.	Call	4/21/17	USD	37.00	493	(11,093)
FirstEnergy Corp.	Call	4/21/17	USD	31.00	24	(2,460)
FirstEnergy Corp.	Call	4/21/17	USD	32.00	229	(9,733)
Genesis Energy LP	Call	4/21/17	USD	35.00	312	(10,920)
Magellan Midstream Partners LP	Call	4/21/17	USD	85.00	42	(630)

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
MPLX LP	Call	4/21/17	USD	36.00	88	$ (6,160)
New Jersey Resources Corp.	Call	4/21/17	USD	40.00	100	(4,250)
NiSource, Inc.	Call	4/21/17	USD	24.00	230	(6,325)
NRG Yield, Inc., Class C	Call	4/21/17	USD	17.50	80	(3,600)
ONEOK Partners LP	Call	4/21/17	USD	44.00	162	(162,000)
Plains All American Pipeline LP	Call	4/21/17	USD	32.00	188	(8,460)
Public Service Enterprise Group, Inc.	Call	4/21/17	USD	45.00	100	(3,500)
Sempra Energy	Call	4/21/17	USD	110.00	83	(16,393)
Sunoco Logistics Partners LP	Call	4/21/17	USD	25.00	111	(2,775)
Targa Resources Corp.	Call	4/21/17	USD	62.50	202	(8,080)
Williams Partners LP	Call	4/21/17	USD	40.00	67	(9,213)
MPLX LP	Call	4/27/17	USD	37.85	139	(2,457)
FirstEnergy Corp.	Call	4/28/17	USD	32.00	152	(7,666)
Duke Energy Corp.	Call	5/02/17	USD	78.70	77	(31,655)
Magellan Midstream Partners LP	Call	5/02/17	USD	78.99	41	(1,452)
Western Gas Partners LP	Call	5/04/17	USD	66.00	100	(852)
Pattern Energy Group, Inc.	Call	5/05/17	USD	20.60	66	(2,164)
NextEra Energy, Inc.	Call	5/08/17	USD	132.01	69	(7,929)
Enbridge, Inc.	Call	5/11/17	USD	42.01	168	(12,768)
Delek Logistics Partners LP	Call	5/15/17	USD	30.90	100	(26,375)
DTE Energy Co.	Call	5/16/17	USD	101.20	100	(24,056)
American Water Works Co., Inc.	Call	5/17/17	USD	77.25	47	(6,896)
Crown Castle International Corp.	Call	5/19/17	USD	92.50	38	(14,440)
Dominion Resources, Inc.	Call	5/19/17	USD	77.50	376	(70,500)
Duke Energy Corp.	Call	5/19/17	USD	82.50	158	(22,515)
Edison International	Call	5/19/17	USD	82.50	380	(23,750)
Enbridge, Inc.	Call	5/19/17	USD	42.50	176	(13,200)
New Jersey Resources Corp.	Call	5/19/17	USD	40.00	98	(9,800)
NRG Yield, Inc., Class A	Call	5/19/17	USD	17.50	193	(28,950)
Pattern Energy Group, Inc.	Call	5/19/17	USD	20.50	70	(4,567)
Pinnacle West Capital Corp.	Call	5/19/17	USD	85.00	81	(15,998)
Plains All American Pipeline LP	Call	5/19/17	USD	32.00	267	(20,693)
Xcel Energy, Inc.	Call	5/19/17	USD	45.00	160	(14,400)
Pattern Energy Group, Inc.	Call	6/12/17	USD	20.50	69	(4,546)
Public Service Enterprise Group, Inc.	Call	6/12/17	USD	44.75	8	(736)
Dominion Midstream Partners LP	Call	6/13/17	USD	31.45	41	(5,370)
Enterprise Products Partners LP	Call	6/16/17	USD	29.00	157	(3,925)
Total						$(1,035,593)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Energy Transfer Partners LP	Call	UBS AG	4/04/17	USD	39.00	12,800	$ (11)
Italgas SpA	Call	Goldman Sachs International	4/05/17	EUR	3.87	148,000	(38,872)
Enel SpA	Call	Credit Suisse International	4/06/17	EUR	4.08	80,000	(28,735)
National Grid PLC	Call	Deutsche Bank AG	4/06/17	GBP	9.67	64,800	(37,490)
Snam SpA	Call	Credit Suisse International	4/06/17	EUR	3.86	53,800	(10,971)
CMS Energy Corp.	Call	Barclays Bank PLC	4/07/17	USD	43.96	57,500	(48,573)
NRG Yield, Inc., Class A	Call	Citibank N.A.	4/11/17	USD	17.49	15,100	(3,236)
Sydney Airport	Call	Deutsche Bank AG	4/11/17	AUD	6.14	410,400	(197,277)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	4/12/17	USD	129.68	49,700	(38,037)
NorthWestern Corp.	Call	Barclays Bank PLC	4/12/17	USD	57.17	16,000	(33,586)
NRG Yield, Inc., Class C	Call	Deutsche Bank AG	4/12/17	USD	18.09	26,600	(3,739)
Shell Midstream Partners LP	Call	Bank of America N.A.	4/12/17	USD	30.60	41,800	(71,349)
Sunoco Logistics Partners LP	Call	Barclays Bank PLC	4/12/17	USD	26.15	15,500	(430)
Vinci SA	Call	Morgan Stanley & Co. International PLC	4/12/17	EUR	70.76	1,800	(7,231)
Plains All American Pipeline LP	Call	Credit Suisse International	4/13/17	USD	33.00	23,000	(1,628)
Phillips 66 Partners LP	Call	UBS AG	4/17/17	USD	54.14	8,200	(1,159)
Valero Energy Partners LP	Call	Bank of America N.A.	4/17/17	USD	48.39	6,300	(3,570)
American Water Works Co., Inc.	Call	Barclays Bank PLC	4/18/17	USD	74.40	19,800	(68,281)
NextEra Energy, Inc.	Call	UBS AG	4/18/17	USD	125.60	21,600	(79,618)
Enel SpA	Call	UBS AG	4/19/17	EUR	4.19	85,100	(20,665)
Transurban Group	Call	Morgan Stanley & Co. International PLC	4/19/17	AUD	11.31	367,700	(119,335)
Veolia Environnement SA	Call	Credit Suisse International	4/19/17	EUR	15.93	25,700	(45,219)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Vinci SA	Call	UBS AG	4/19/17	EUR	69.57	6,100	$(32,294)
Public Service Enterprise Group, Inc.	Call	Citibank N.A.	4/20/17	USD	43.34	48,400	(63,373)
Energy Transfer Partners LP	Call	UBS AG	4/24/17	USD	38.97	21,500	(3,336)
Energy Transfer Partners LP	Call	UBS AG	4/24/17	USD	39.00	12,800	(1,937)
China Merchants Holdings International Co. Ltd.	Call	UBS AG	4/25/17	HKD	21.56	88,000	(14,749)
Iberdrola SA	Call	Credit Suisse International	4/25/17	EUR	6.34	34,600	(13,703)
Italgas SpA	Call	Goldman Sachs International	4/25/17	EUR	3.87	148,000	(40,593)
Groupe Eurotunnel SE	Call	Morgan Stanley & Co. International PLC	4/26/17	EUR	8.81	71,300	(48,630)
Abertis Infraestructuras SA	Call	UBS AG	4/27/17	EUR	14.41	27,200	(19,869)
Enel SpA	Call	Bank of America N.A.	4/27/17	EUR	4.09	85,200	(29,931)
Valero Energy Partners LP	Call	Bank of America N.A.	4/27/17	USD	49.33	6,000	(4,536)
Dominion Resources, Inc.	Call	Morgan Stanley & Co. International PLC	4/28/17	USD	78.74	18,600	(12,248)
El Paso Electric Co.	Call	Morgan Stanley & Co. International PLC	4/28/17	USD	51.07	13,000	(9,005)
NextEra Energy Partners LP	Call	Morgan Stanley & Co. International PLC	4/28/17	USD	31.00	12,600	(30,218)
Snam SpA	Call	UBS AG	4/28/17	EUR	3.82	60,000	(15,570)
Spire, Inc.	Call	Deutsche Bank AG	4/28/17	USD	67.93	9,500	(12,705)
WEC Energy Group, Inc.	Call	Citibank N.A.	4/28/17	USD	61.53	24,600	(15,226)
Xcel Energy, Inc.	Call	Morgan Stanley & Co. International PLC	5/02/17	USD	43.60	15,900	(19,280)
Enel SpA	Call	Bank of America N.A.	5/03/17	EUR	4.16	120,500	(35,104)
Iberdrola SA	Call	Credit Suisse International	5/03/17	EUR	6.31	34,600	(15,578)
Italgas SpA	Call	Bank of America N.A.	5/03/17	EUR	3.94	50,100	(10,191)
Shell Midstream Partners LP	Call	Bank of America N.A.	5/03/17	USD	32.25	41,200	(27,523)
American Electric Power Co., Inc.	Call	Barclays Bank PLC	5/04/17	USD	65.00	22,800	(60,254)
Crown Castle International Corp.	Call	Bank of America N.A.	5/05/17	USD	90.10	10,000	(51,955)
WEC Energy Group, Inc.	Call	Bank of America N.A.	5/05/17	USD	60.95	13,900	(15,907)
NiSource, Inc.	Call	Citibank N.A.	5/08/17	USD	23.90	23,400	(8,629)
Atlantia SpA	Call	Credit Suisse International	5/09/17	EUR	24.52	48,000	(21,849)
CMS Energy Corp.	Call	Barclays Bank PLC	5/09/17	USD	45.09	56,800	(33,875)
Dominion Midstream Partners LP	Call	Bank of America N.A.	5/09/17	USD	31.29	16,800	(17,933)
Enel SpA	Call	Credit Suisse International	5/09/17	EUR	4.20	232,000	(62,537)
Ferrovial SA	Call	Credit Suisse International	5/09/17	EUR	19.14	43,300	(8,936)
Flughafen Zuerich AG	Call	Morgan Stanley & Co. International PLC	5/09/17	CHF	219.20	7,800	(5,396)
Japan Airport Terminal Co. Ltd.	Call	Bank of America N.A.	5/09/17	JPY	4,470.20	12,700	(1,167)
Sydney Airport	Call	Deutsche Bank AG	5/09/17	AUD	6.10	231,000	(121,294)
Vinci SA	Call	Credit Suisse International	5/09/17	EUR	75.81	6,400	(6,939)
Transurban Group	Call	Deutsche Bank AG	5/10/17	AUD	11.34	144,400	(53,185)
Abertis Infraestructuras SA	Call	Credit Suisse International	5/11/17	EUR	15.43	112,500	(5,918)
Ferrovial SA	Call	Credit Suisse International	5/11/17	EUR	19.16	24,400	(5,098)
Fraport AG Frankfurt Airport Services Worldwide	Call	Credit Suisse International	5/11/17	EUR	66.89	10,200	(13,619)
Transurban Group	Call	Deutsche Bank AG	5/11/17	AUD	11.45	100,000	(31,276)
Targa Resources Corp.	Call	Goldman Sachs International	5/12/17	USD	57.95	4,300	(12,227)
Dominion Midstream Partners LP	Call	Barclays Bank PLC	5/15/17	USD	31.65	16,400	(15,273)
Pinnacle West Capital Corp.	Call	Barclays Bank PLC	5/15/17	USD	84.00	8,200	(18,244)
Atlantia SpA	Call	Credit Suisse International	5/16/17	EUR	24.72	56,800	(23,756)
ONEOK Partners LP	Call	Barclays Bank PLC	5/16/17	USD	52.05	22,800	(44,232)
PPL Corp.	Call	Barclays Bank PLC	5/16/17	USD	36.80	6,500	(6,835)
Public Service Enterprise Group, Inc.	Call	Barclays Bank PLC	5/16/17	USD	45.00	24,600	(19,428)
Phillips 66 Partners LP	Call	Barclays Bank PLC	5/17/17	USD	51.51	6,100	(5,940)
Sempra Energy	Call	Bank of America N.A.	5/18/17	USD	110.80	8,300	(23,107)
Eversource Energy	Call	Citibank N.A.	5/23/17	USD	58.80	15,700	(24,597)
Genesis Energy LP	Call	JPMorgan Chase Bank N.A.	5/23/17	USD	33.63	30,000	(11,903)
NextEra Energy Partners LP	Call	Barclays Bank PLC	5/23/17	USD	32.90	23,900	(36,340)
NiSource, Inc.	Call	Citibank N.A.	5/24/17	USD	23.81	26,800	(13,992)
Veolia Environnement SA	Call	Credit Suisse International	5/24/17	EUR	17.47	9,800	(3,829)
Aeroports de Paris	Call	Morgan Stanley & Co. International PLC	5/25/17	EUR	117.46	4,900	(9,053)
Enel SpA	Call	Deutsche Bank AG	5/25/17	EUR	4.41	200,000	(25,881)
Snam SpA	Call	UBS AG	5/25/17	EUR	4.04	138,500	(7,359)
PPL Corp.	Call	Citibank N.A.	5/30/17	USD	36.78	9,800	(13,650)
PPL Corp.	Call	Credit Suisse International	5/30/17	USD	37.60	6,600	(5,474)

4	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Sydney Airport	Call	Deutsche Bank AG	6/01/17	AUD	6.78	174,100	$(27,261)
NextEra Energy Partners LP	Call	Barclays Bank PLC	6/20/17	USD	33.30	32,600	(40,209)
Total							$(2,248,968)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$10,005,815	—	$10,005,815
Electric Utilities	$90,982,119	15,280,431	—	106,262,550
Equity Real Estate Investment Trusts (REITs)	6,950,576	—	—	6,950,576
Gas Utilities	8,419,123	—	—	8,419,123
Independent Power and Renewable Electricity Producers	19,573,452	—	—	19,573,452
Multi-Utilities	60,574,516	4,229,302	—	64,803,818
Oil, Gas & Consumable Fuels	65,111,033	3,114,656	—	68,225,689
Transportation Infrastructure	—	52,058,138	—	52,058,138
Water Utilities	5,461,009	—	—	5,461,009
Short-Term Securities	7,900,782	—	—	7,900,782

Total Investments	$264,972,610	$84,688,342	—	$349,660,952

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(754,736)	$(2,529,825)	—	$(3,284,561)

[1]	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

MARCH 31, 2017	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Utility and Infrastructure Trust

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Utility and Infrastructure Trust

Date:	May 23, 2017